PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 2,363,713	$ 1,843,761
Accumulated depreciation	(1,019,988)	(827,601)
Impairment	(42,828)	(52,149)
Property, plant and equipment, excluding construction in process, net	1,300,897	964,011
Construction in process	100,980	193,720
Property, plant and equipment, net	1,401,877	1,157,731
Depreciation expense	266,956	197,600	$ 148,034
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	724,940	533,647
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	32,995	14,804
Machinery
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	1,477,638	1,191,780
Furniture, fixtures and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	86,616	75,656
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	9,833	7,643
Land
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 31,691	$ 20,231